UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number 811-21564
Blue Rock Market Neutral Fund, LLC
445 East Lake Street
Suite 230
Wayzata, Minnesota 55391
(Address of principal executive offices)
Blue Rock Advisors, Inc.
445 East Lake Street
Suite 230
Wayzata, Minnesota 55391
(Name and address of agent for service)
Registrant’s telephone number, including area code: (952) 229-8700
Date of fiscal year end: March 31
Date of reporting period: December 31, 2007

Item 1. Schedule of Investments.
Blue Rock Market Neutral Fund, LLC
Schedule of Investments
December 31, 2007
(Unaudited)

			% Of	Initial
			Members’	Acquisition
	Cost	Fair Value	Capital	Date	Liquidity

INVESTMENTS IN PORTFOLIO FUNDS[1,2]

Investment Funds
Bermuda — Market Neutral Equity
Scopia International Limited	$11,300,000	$12,898,512	6.71%	08/01/05	Quarterly

British Virgin Islands — Market Neutral Equity
Numeric World Market Neutral Fund Offshore I, Ltd.	12,550,000	13,541,047	7.05	10/01/06	Monthly

Cayman Islands — Market Neutral Equity
Altairis Offshore	14,600,000	16,156,164	8.41	01/01/06	Monthly
Dirigo, Ltd.	10,425,378	10,674,330	5.56	09/01/07	Quarterly
FrontPoint Offshore Financial Services Fund, L.P.	14,546,184	25,084,475	13.06	10/01/06	Quarterly
Loomis Sayles Consumer Discretionary Hedge Fund, Ltd.	15,500,000	19,409,122	10.11	02/01/05	Monthly
Pequot Market Neutral Financial Services Offshore Fund, Ltd.	4,100,000	4,989,209	2.60	03/01/05	Monthly
Seasons Core Fund, Ltd.	14,272,706	14,807,932	7.71	10/01/07	Quarterly
Seligman Spectrum Focus Fund	3,500,000	3,599,887	1.87	10/01/07	Monthly
STG Capital Fund, Ltd.	7,900,000	9,004,015	4.69	04/01/06	Quarterly

Ireland — Market Neutral Equity
Lazard Japan Carina Fund, PLC	3,925,333	4,103,163	2.14	01/01/06	Monthly

Total Investment Funds	112,619,601	134,267,856	69.91

Limited Partnerships
United States — Market Neutral Equity
FrontPoint Consumer and Industrials Onshore Fund, L.P.	5,300,000	5,439,774	2.83	08/01/07	Quarterly
FrontPoint Healthcare Fund, L.P.	13,050,000	15,883,599	8.27	07/01/04	Quarterly
FrontPoint Utility and Energy Fund, L.P.	15,650,000	21,038,020	10.95	07/01/04	Quarterly
Loomis Sayles Energy Hedge Fund, L.P.	5,000,000	5,526,438	2.88	06/01/07	Monthly
Rivanna Partners, L.P.	4,750,000	5,450,696	2.84	05/01/06	Quarterly

Total Limited Partnerships	43,750,000	53,338,527	27.77

Total Investments in Portfolio Funds	$156,369,601	$187,606,383	97.68%

1

Blue Rock Market Neutral Fund, LLC
Schedule of Investments (Continued)
December 31, 2007
(Unaudited)

			% Of
			Members’
	Cost	Fair Value	Capital

SHORT-TERM INVESTMENTS
UMB Bank, n.a., Money Market Fiduciary	$4,369,379	$4,369,379	2.28%

Total Investments in Portfolio Funds and Short-Term Investments	$160,738,980	191,975,762	99.96

Other Assets less Liabilities		77,073	0.04

Members’ Capital		$192,052,835	100.00%

[1]	All of the Fund’s investments in Portfolio Funds are reported at fair value and are considered to be illiquid because the investments can generally only be redeemed on a monthly or quarterly basis with lock-up periods of up to 6 months.

[2]	Not income producing.
The accompanying notes are an integral part of these financial statements.
Allocation by Sub-Strategy
December 31, 2007
(Unaudited)

2

Item 2. Controls and Procedures.
(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of the Disclosure Controls and Procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Blue Rock Market Neutral Fund, LLC

By (Signature	/s/ Robert W. Fullerton

and Title)	Robert W. Fullerton
Principal Executive Officer
Date	February 28, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature	/s/ Robert W. Fullerton

and Title)	Robert W. Fullerton
Principal Executive Officer
Date	February 28, 2008

By (Signature	/s/ Mark F. Steen

and Title)	Mark F. Steen
Principal Financial Officer
Date	February 28, 2008